Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per Share
Earnings per Share

17.Earnings per Share

Net earnings per share is calculated using the weighted average common shares outstanding as follows:

	2021	2020
Net earnings attributable to shareholders of Fairfax	3,401.1	218.4
Preferred share dividends	(44.5)	(44.0)
Net earnings attributable to common shareholders – basic and diluted	3,356.6	174.4

Weighted average common shares outstanding – basic	25,953,114	26,446,939
Share-based payment awards	1,503,931	1,273,250
Weighted average common shares outstanding – diluted	27,457,045	27,720,189

Net earnings per common share – basic	$129.33	$6.59
Net earnings per common share – diluted	$122.25	$6.29